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                       ING EQUITY TRUST, ING FUNDS TRUST,
                ING INVESTMENT FUNDS, INC., ING MAYFLOWER TRUST,
                   ING MUTUAL FUNDS AND ING SENIOR INCOME FUND
                                 ("REGISTRANTS")

Supplement dated June 16, 2006 to the current Class I shares Prospectus for the Fixed Income Funds dated July 29, 2005, the Class Q shares Prospectus for ING GNMA Income Fund dated July 29, 2005, the Class I shares Prospectus and the Class Q shares Prospectus for the Domestic Equity and Income Funds, Domestic Equity Growth Funds and Domestic Equity Value Funds, each dated September 30, 2005, the Class I and Class Q shares Prospectus for the Global Equity Funds, International Equity Funds and International Fixed-Income Fund dated February 28, 2006, the Class I shares Prospectus for the Diversified International Fund dated February 28, 2006 and the Class A, Class B, Class C and Class Q Common Shares Prospectus for Senior Income Fund dated July 1, 2005 (collectively "Funds")

On May 25, 2006, the Board of Directors/Trustees of the above listed Registrants, approved lowering the minimum investment amounts for the Class I shares and Class Q shares of the Funds to $250,000 and $100,000, respectively. Effective immediately, the Prospectuses are revised as follows:

CLASS I PROSPECTUSES

1. The first paragraph under the sub-section entitled, "Purchase of Shares" in the section entitled "Shareholder Guide - How To Purchase Shares" is hereby deleted in its entirety and replaced with the following:

          The minimum initial investment for Class I shares is $250,000. Class I shares are available only to (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management; and (vii) by other ING Funds in the ING Family of Funds.

2. The last sentence of the fourth paragraph for the Domestic Equity and Income Fund's, Domestic Equity Growth Funds' and Domestic Equity Value Funds' Prospectus and Fixed Income Funds' Prospectus, as well as the last sentence of the fifth paragraph for the Diversified International Fund's Prospectus, is hereby deleted and replaced with the following:

          The Fund(s) and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.

3. The first bullet point under the sub-section entitled, "Systematic Withdrawal Plan" in the section entitled "Shareholder Guide - How To Redeem Shares" is hereby deleted in its entirety and replaced with the following:

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               -    Your account must have a current value of at least $250,000.

CLASS Q PROSPECTUSES

1. The first paragraph under the sub-section entitled, "Purchase of Shares" in the section entitled "Shareholder Guide - How To Purchase Shares" is hereby deleted in its entirety and replaced with the following:

          The minimum initial investment for Class Q shares is $100,000. Class Q Shares are offered at net asset value ("NAV") without a sales charge to: (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management; and (vii) by other ING Funds in the ING Family of Funds.

2. The last sentence of the third paragraph is hereby deleted and replaced with the following:

          The Fund(s) and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $100,000.

3. The first bullet point under the sub-section entitled, "Systematic Withdrawal Plan" in the section entitled "Shareholder Guide - How To Redeem Shares" is hereby deleted in its entirety and replaced with the following:

               -    Your account must have a current value of at least $100,000.

CLASS I AND CLASS Q PROSPECTUS

1. The first paragraph under the sub-section entitled, "Purchase of Shares - Class I Shares" in the section entitled "Shareholder Guide - How To Purchase Shares" is hereby deleted in its entirety and replaced with the following:

          The minimum initial investment for Class I shares is $250,000. Class I shares are available only to (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management; and (vii) by other ING Funds in the ING Family of Funds.

2. The first paragraph under the sub-section entitled, "Purchase of Shares - Class Q Shares" in the section entitled "Shareholder Guide - How To Purchase Shares," is hereby deleted in its entirety and replaced with the following:

          The minimum initial investment for Class Q shares is $100,000. Class Q Shares are offered at net asset value ("NAV") without a sales charge to: (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit

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          plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management; and (vii) by other ING Funds in the ING Family of Funds.

3. The last sentence of the sixth paragraph under the sub-section entitled "Purchase of shares - Class Q shares" under the section entitled "Shareholder Guide - How to Purchase Shares" is hereby deleted and replaced with the following:

          The Funds and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000 or $100,000 for Class I and Class Q shares, respectively.

4. The first bullet point under the sub-section entitled, "Systematic Withdrawal Plan" in the section entitled "Shareholder Guide - How To Redeem Shares" is hereby deleted in its entirety and replaced with the following:

               - Your account must have a current value of at least $250,000 or $100,000 for Class I and Class Q shares, respectively.

SENIOR INCOME FUND'S CLASS A, CLASS B, CLASS C AND CLASS Q PROSPECTUS

1. The fourth bullet point under the sub-section entitled, "ING Purchase Options - Class Q Common Shares" in the section entitled "Shareholder Guide
     - Choosing a Share Class," is hereby deleted in its entirety and replaced with the following:

               -    Minimum initial investment -- $100,000

2. The sub-section entitled, "Small Accounts" in the section entitled "Shareholder Guide - Transaction Policies," is hereby deleted in its entirety and replaced with the following:

          Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' prior written notice to liquidate through the monthly repurchases, at NAV, the shares of any shareholder whose account has a value of less than $1,000 ($250 for IRAs) for Class A, Class B or Class C Common Shares or $100,000 for Class Q Common Shares, other than as a result of a decline in the NAV per share. The Fund reserves the right to increase minimum account size. No EWC will be charged on repurchases that are due to the closing of shareholder accounts having a value of less than $1,000.

3. The first and third paragraphs under the section entitled "Shareholder Guide - How To Purchase Shares," are hereby deleted in their entirety and replaced with the following, respectively:

          The minimum initial investment in the Fund is $1,000 ($250 for IRAs) for Class A, Class B and Class C Common Shares and $100,000 for Class Q Common Shares. Common Shares may be purchased from certain financial services firms that have sales agreements with ING Funds Distributor (Authorized Dealers). Investors may be charged a fee for transactions made through a broker or agent.

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          The Fund reserves the right to liquidate sufficient Common Shares to recover annual transfer agent fees should the investor fail to maintain his/her account value at a minimum of $1,000 ($250 for IRAs) for Class A, Class B or Class C Common Shares or $100,000 for Class Q Common Shares.

    THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT FILED ON BEHALF OF ING EQUITY TRUST, ING FUNDS TRUST AND ING INVESTMENT FUNDS, INC. ON MARCH 13, 2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                       ING EQUITY TRUST, ING FUNDS TRUST,
               ING INVESTMENT FUNDS, INC., ING MAYFLOWER TRUST AND
                      ING MUTUAL FUNDS (THE "REGISTRANTS")

Supplement dated June 16, 2006 to the current Statements of Additional Information ("SAIs") of the Class A, Class B, Class C, Class I, Class O, Class R and Class Q shares SAI for the Fixed Income Funds dated July 29, 2005, to the Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares SAI for the Domestic Equity and Income Funds, Domestic Equity Growth Funds and Domestic Equity Value Funds, each dated September 30, 2005, the Class A, Class B, Class C, Class I, Class M, Class O and Class Q shares SAI for the Global Equity Funds, International Equity Funds and International Fixed-Income Fund dated February 28, 2006, and the Class A, Class B, Class C and Class I shares SAI for the Diversified International Fund dated February 28, 2006 (collectively "Funds")

On May 25, 2006, the Board of Directors/Trustees of the above listed Registrants, approved lowering the minimum investment amounts for the Class I shares and Class Q shares of the Funds to $250,000 and $100,000, respectively. Effective immediately, the Prospectuses are revised as follows:

1. The first paragraph under the section entitled "Systematic Withdrawal Plan," of the above listed Funds' SAIs excluding the ING Diversified International Fund, is deleted in its entirety and replaced with the following:

          The Funds have established a Systematic Withdrawl Plan ("Plan") to allow you to elect to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class Q and Class I) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($100,000 in the case of Class Q and $250,000 in the case of Class I). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. The Plan may be modified at any time by the Fund or terminated upon written notice by the relevant Fund.

2. The first paragraph under the section entitled "Systematic Withdrawal Plan," for ING Diversified International Fund's SAI is deleted in its entirety and replaced with the following:

          The Fund has established a Systematic Withdrawal Plan ("Plan") to allow you to make periodic withdrawals from your account in any fixed amount in excess of $100 ($1,000 in the case of Class I shares) to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000 ($250,000 in the case of Class I shares). To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent.

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          The Plan may be modified at any time by the Fund or terminated upon written notice by the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE